Fair Value Disclosures (Notional or Contractual Amounts and Fair Values of Off-Balance Sheet Financial Instruments) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Commitments to extend, originate or purchase credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Notional/Contract Amount	$ 64,395	$ 59,019
Fair Value	250	253
Residential mortgage loans sold with recourse
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Notional/Contract Amount	578	702
Fair Value	7	8
Other loans sold with recourse
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Notional/Contract Amount	4,240	4,198
Fair Value	7	7
Letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Notional/Contract Amount	2,786	3,033
Fair Value	$ 27	$ 27